Leases - Lease Commitments (Details) $ in Millions	Mar. 31, 2019 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments	$ 253.4
Not later than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments	32.4
Later than 1 year and not later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments	134.0
Later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments	$ 87.0